Columbia Income Opportunities Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Telesat Corp.(b)	101	732
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		794
Total Communication Services		794
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	73,130
Total Consumer Discretionary		73,130
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	5,828
Total Industrials		5,828
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		79,752

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	6,067,881	5,451,779
Total Convertible Bonds (Cost $5,373,902)			5,451,779

Corporate Bonds & Notes 92.6%

Aerospace & Defense 1.7%
Bombardier, Inc.(d)
04/15/2027	7.875%	818,000	814,688
07/01/2031	7.250%	461,000	462,303
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,202,708
11/15/2030	9.750%	910,000	1,006,804
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	1,712,000	1,719,090
03/01/2029	6.375%	4,060,000	4,034,444
03/01/2032	6.625%	3,873,000	3,870,111
Total			13,110,148
Airlines 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	4,337,561	4,289,016
04/20/2029	5.750%	3,367,830	3,252,609
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,768,737	2,600,235
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	3,082,183	3,088,509
Total			13,230,369
Automotive 1.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	780,000	773,183
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,240,330
Ford Motor Credit Co. LLC
11/01/2024	4.063%	1,439,000	1,424,604
06/16/2025	5.125%	2,268,000	2,243,571
11/13/2025	3.375%	123,000	118,109
11/04/2027	7.350%	1,280,000	1,323,676
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,498,137
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,883,389
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	943,049
04/23/2032	6.875%	1,852,000	1,871,948
Total			13,319,996
Banking 0.1%
Ally Financial, Inc.
05/21/2024	3.875%	548,000	547,335
Brokerage/Asset Managers/Exchanges 0.9%
AG Issuer LLC(d)
03/01/2028	6.250%	104,000	100,667
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	3,287,000	3,385,634
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	2,874,000	3,122,409
Total			6,608,710

Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 2.0%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,909,000	2,677,708
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,383,224
08/01/2030	6.500%	1,436,000	1,433,776
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,759,000	3,745,775
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,148,016
Summit Materials LLC /Finance Corp.(d)
01/15/2031	7.250%	1,851,000	1,901,284
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	805,000	773,730
Total			15,063,513
Cable and Satellite 5.2%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	2,953,111
03/01/2030	4.750%	5,761,000	4,790,957
08/15/2030	4.500%	4,631,000	3,763,949
02/01/2031	4.250%	950,000	745,735
02/01/2032	4.750%	2,106,000	1,653,801
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	835,000	639,677
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	460,000	333,437
CSC Holdings LLC(d)
02/01/2028	5.375%	714,000	549,462
02/15/2031	3.375%	8,186,000	5,065,860
DISH Network Corp.(d)
11/15/2027	11.750%	251,000	253,142
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,612,646
07/15/2028	4.000%	665,000	592,448
07/01/2030	4.125%	3,553,000	3,020,050
Videotron Ltd.(d)
06/15/2029	3.625%	1,844,000	1,639,264
Virgin Media Finance PLC(d)
07/15/2030	5.000%	2,239,000	1,833,081
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,325,214
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	1,817,000	1,509,293
Ziggo BV(d)
01/15/2030	4.875%	5,316,000	4,658,071
Total			38,939,198
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 4.3%
Ashland LLC(d)
09/01/2031	3.375%	2,252,000	1,870,822
Avient Corp.(d)
08/01/2030	7.125%	795,000	805,168
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,843,000	1,887,114
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,651,642
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,585,030
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,492,473
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,771,995
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,740,581
INEOS Finance PLC(d)
04/15/2029	7.500%	2,111,000	2,125,118
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,539,000	1,625,304
Ingevity Corp.(d)
11/01/2028	3.875%	2,309,000	2,057,115
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,249,000	1,079,371
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	2,184,000	1,967,724
11/15/2028	9.750%	2,823,000	2,998,040
SPCM SA(d)
03/15/2027	3.125%	854,000	786,373
WR Grace Holdings LLC(d)
06/15/2027	4.875%	4,050,000	3,846,342
08/15/2029	5.625%	1,658,000	1,486,818
03/01/2031	7.375%	442,000	448,128
Total			32,225,158
Construction Machinery 1.1%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	4,909,734
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,687,179
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	375,777
03/15/2031	7.750%	1,435,000	1,488,669
Total			8,461,359
Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.9%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,357,178
Arches Buyer, Inc.(d)
06/01/2028	4.250%	4,465,000	3,829,975
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	352,582
02/15/2029	5.625%	2,843,000	2,713,309
Uber Technologies, Inc.(d)
08/15/2029	4.500%	6,681,000	6,243,119
Total			14,496,163
Consumer Products 1.9%
Acushnet Co.(d)
10/15/2028	7.375%	336,000	344,917
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	3,401,000	3,384,639
Newell Brands, Inc.
09/15/2027	6.375%	580,000	569,122
Newell, Inc.
04/01/2026	5.200%	730,000	719,262
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,219,954
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,385,000	1,168,068
02/01/2032	4.375%	1,879,000	1,581,038
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	990,000	965,179
07/15/2030	5.500%	647,000	627,446
03/15/2031	3.875%	1,604,000	1,503,882
Total			14,083,507
Diversified Manufacturing 2.6%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	995,808
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,154,000	3,131,726
Esab Corp.(d)
04/15/2029	6.250%	833,000	830,155
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,361,545
Resideo Funding, Inc.(d)
09/01/2029	4.000%	3,047,000	2,670,368
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,304,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,606,250
06/15/2028	7.250%	1,127,000	1,146,212
03/15/2029	6.375%	1,524,000	1,515,378
03/15/2032	6.625%	1,957,000	1,947,316
Total			19,508,838
Electric 4.5%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,441,770
02/15/2031	3.750%	7,352,000	6,216,332
01/15/2032	3.750%	2,834,000	2,347,883
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	675,306
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,476,092
09/15/2027	4.500%	381,000	355,048
01/15/2029	7.250%	1,126,000	1,141,623
NRG Energy, Inc.(d)
06/15/2029	5.250%	4,256,000	4,029,572
02/15/2031	3.625%	1,992,000	1,688,055
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	849,000	759,401
PG&E Corp.
07/01/2028	5.000%	668,000	636,763
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,922,000	2,734,333
01/15/2030	4.750%	2,742,000	2,446,989
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,812,130
02/15/2027	5.625%	1,270,000	1,235,536
10/15/2031	7.750%	3,282,000	3,374,146
04/15/2032	6.875%	1,003,000	998,442
Total			34,369,421
Environmental 1.3%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	269,396
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,541,768
01/15/2031	6.750%	1,049,000	1,058,159
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,713,997
Total			9,583,320
Finance Companies 3.3%
GGAM Finance Ltd.(d)
06/15/2028	8.000%	1,105,000	1,137,938
04/15/2029	6.875%	1,230,000	1,231,038

Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/25/2025	6.750%	2,470,000	2,463,917
03/15/2031	11.500%	1,176,000	1,285,912
OneMain Finance Corp.
01/15/2029	9.000%	1,007,000	1,057,965
03/15/2030	7.875%	2,255,000	2,301,355
09/15/2030	4.000%	914,000	769,413
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	4,964,000	4,780,043
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	630,220
03/01/2031	3.875%	2,761,000	2,349,595
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	6,262,000	5,111,803
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	146,083
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	180,000	172,860
04/15/2029	5.500%	1,216,000	1,130,465
Total			24,568,607
Food and Beverage 2.2%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,814,905
06/15/2030	6.000%	1,342,000	1,305,377
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	3,631,000	3,579,845
Post Holdings, Inc.(d)
02/15/2032	6.250%	3,561,000	3,517,334
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,283,037
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	3,944,000	3,407,783
US Foods, Inc.(d)
09/15/2028	6.875%	869,000	877,920
01/15/2032	7.250%	809,000	827,699
Total			16,613,900
Gaming 2.8%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	848,261
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,764,715
02/15/2032	6.500%	3,462,000	3,410,341
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	864,957
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,895,000	1,880,865
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(d)
02/15/2025	6.500%	2,529,000	2,529,742
04/15/2026	4.125%	1,252,000	1,205,446
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	744,000	758,577
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,131,200
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,810,000	2,659,871
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,343,233
Total			21,397,208
Health Care 7.0%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	493,480
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	346,788
04/15/2029	5.000%	1,455,000	1,363,568
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,350,011
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,419,190
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	1,115,000	1,091,148
04/01/2030	3.500%	1,764,000	1,678,821
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	824,336
03/15/2029	3.750%	923,000	830,748
03/15/2031	4.000%	2,158,000	1,884,563
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	1,650,000	1,511,376
05/15/2030	5.250%	4,635,000	3,796,289
02/15/2031	4.750%	244,000	190,687
01/15/2032	10.875%	786,000	805,644
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	771,761
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	709,951
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	777,274
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,351,681
05/15/2030	6.500%	702,000	706,275
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,213,000	1,205,092
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	2,657,000	2,378,679
10/01/2029	5.250%	5,079,000	4,729,390
Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,485,714
Star Parent, Inc.(d)
10/01/2030	9.000%	3,223,000	3,375,563
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,683,687
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,008,117
Tenet Healthcare Corp.
02/01/2027	6.250%	6,538,000	6,518,106
01/15/2030	4.375%	2,104,000	1,912,199
Total			53,200,138
Home Construction 0.4%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,172,000	2,976,976
Independent Energy 4.4%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,529,531
03/15/2032	7.375%	1,564,000	1,582,084
Civitas Resources, Inc.(d)
11/01/2030	8.625%	2,126,000	2,268,728
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,408,021
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	5,914,000	5,759,531
Comstock Resources, Inc.(d)
03/01/2029	6.750%	1,760,000	1,657,392
01/15/2030	5.875%	434,000	395,817
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,113,000	1,098,596
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	3,034,932
02/01/2029	5.750%	2,565,000	2,470,903
11/01/2033	8.375%	969,000	1,039,832
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	878,957
04/15/2032	6.500%	1,833,000	1,816,660
Permian Resources Operating LLC(d)
01/15/2032	7.000%	2,586,000	2,639,706
SM Energy Co.
07/15/2028	6.500%	1,486,000	1,475,009
Southwestern Energy Co.
02/01/2032	4.750%	4,298,000	3,870,364
Total			32,926,063
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 4.1%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,680,000	1,529,345
Carnival Corp.(d)
03/01/2027	5.750%	1,117,000	1,089,058
05/01/2029	6.000%	1,962,000	1,900,233
08/15/2029	7.000%	1,358,000	1,393,555
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	4,317,000	4,680,106
Cedar Fair LP
07/15/2029	5.250%	1,627,000	1,518,521
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,185,000	2,154,037
07/15/2028	5.250%	941,000	874,412
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	794,862
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,121,136
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	384,389
08/31/2026	5.500%	369,000	362,070
01/15/2029	9.250%	420,000	448,820
01/15/2030	7.250%	4,833,000	4,976,850
03/15/2032	6.250%	684,000	673,905
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	805,000	803,285
Six Flags Entertainment Corp./Theme Parks, Inc.(d),(f)
05/01/2032	6.625%	2,079,000	2,070,580
Vail Resorts, Inc.(d),(f)
05/15/2032	6.500%	930,000	931,471
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,322,071
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	778,300
Total			30,807,006
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	1,936,000	1,905,953
Media and Entertainment 3.4%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	1,323,000	1,361,061
04/01/2030	7.875%	1,795,000	1,757,841
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,882,205

Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,087,655
03/15/2030	4.625%	3,133,000	2,767,823
02/15/2031	7.375%	3,498,000	3,590,535
Playtika Holding Corp.(d)
03/15/2029	4.250%	1,747,000	1,502,718
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	2,840,430
Univision Communications, Inc.(d)
08/15/2028	8.000%	2,709,000	2,710,910
06/30/2030	7.375%	1,944,000	1,863,236
Total			25,364,414
Metals and Mining 2.7%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	783,304
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	561,406
10/01/2031	5.125%	2,509,000	2,294,154
Constellium SE(d)
04/15/2029	3.750%	5,507,000	4,886,356
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	410,520
04/01/2029	6.125%	5,055,000	4,957,972
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	2,790,141
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,357,574
01/30/2030	4.750%	2,112,000	1,924,292
08/15/2031	3.875%	735,000	622,661
Total			20,588,380
Midstream 5.3%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,155,321
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,160,000	1,908,747
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,071,000	3,093,553
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,729,000	1,537,067
04/15/2032	4.300%	380,000	336,081
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	803,761
07/15/2048	6.500%	751,000	742,080
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,386,250
04/01/2029	6.375%	864,000	857,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,761,631
06/01/2026	6.000%	1,402,000	1,393,281
04/28/2027	5.625%	3,054,000	2,989,899
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,525,227
05/01/2032	7.250%	1,418,000	1,440,160
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,044,328
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,260,506
08/15/2031	4.125%	4,912,000	4,300,581
11/01/2033	3.875%	5,353,000	4,389,222
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,297,617
02/01/2032	9.875%	898,000	957,776
Total			40,180,528
Oil Field Services 1.3%
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	602,000	608,683
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,939,000	1,921,503
01/31/2030	9.125%	643,000	665,180
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,255,000	1,276,452
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	3,014,000	3,094,075
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,993,000	1,979,006
Total			9,544,899
Other Industry 0.1%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	679,053
Other REIT 2.0%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,193,762
02/01/2027	4.250%	4,313,000	3,996,375
06/15/2029	4.750%	1,649,000	1,470,215
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,083,163
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	2,903,000	2,658,080
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	441,030
04/01/2032	6.500%	1,211,000	1,187,351
Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	913,198
Service Properties Trust(d)
11/15/2031	8.625%	1,807,000	1,907,408
Total			14,850,582
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	1,148,000	1,113,915
09/01/2029	4.000%	4,842,000	3,995,018
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,668,935
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,199,810
Sealed Air Corp.(d)
02/01/2028	6.125%	261,000	257,908
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	4,825,000	4,739,543
Total			14,975,129
Pharmaceuticals 1.5%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	1,065,000	994,832
06/01/2028	4.875%	2,366,000	1,527,928
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	2,670,279
Jazz Securities DAC(d)
01/15/2029	4.375%	2,505,000	2,292,075
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,042,000	949,360
04/30/2031	5.125%	3,540,000	3,061,797
Total			11,496,271
Property & Casualty 3.4%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,619,448
04/15/2028	6.750%	3,040,000	3,037,791
01/15/2031	7.000%	2,409,000	2,417,907
AmWINS Group, Inc.(d)
02/15/2029	6.375%	2,324,000	2,298,026
HUB International, Ltd.(d)
06/15/2030	7.250%	6,275,000	6,374,088
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
MGIC Investment Corp.
08/15/2028	5.250%	491,000	471,965
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,629,000	2,642,688
Radian Group, Inc.
03/15/2027	4.875%	1,162,000	1,118,166
05/15/2029	6.200%	558,000	554,082
Total			25,548,806
Railroads 0.3%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,035,000	2,022,067
Refining 0.1%
HF Sinclair Corp.(d)
04/15/2027	6.375%	904,000	904,351
Restaurants 1.1%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,563,502
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,725,353
Total			8,288,855
Retailers 1.8%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	513,700
02/15/2032	5.000%	567,000	503,954
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	603,922
Hanesbrands, Inc.(d)
05/15/2026	4.875%	1,080,000	1,044,554
02/15/2031	9.000%	755,000	750,987
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	476,796
10/01/2030	6.625%	2,005,000	2,004,524
L Brands, Inc.
06/15/2029	7.500%	385,000	396,042
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,560,956
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	761,252
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	1,244,000	1,148,191
02/15/2029	7.750%	1,987,000	1,888,364

Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	2,215,000	1,769,792
Total			13,423,034
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	1,085,000	1,083,870
03/15/2029	3.500%	849,000	748,320
Total			1,832,190
Technology 8.8%
Block, Inc.
06/01/2031	3.500%	890,000	752,633
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,028,751
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,694,969
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	300,000	308,506
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	1,890,000	1,910,564
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	2,522,000	2,297,012
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,694,819
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,473,823
06/15/2030	5.950%	3,129,000	3,047,604
GoTo Group, Inc.(d)
05/01/2028	5.500%	818,944	699,699
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	3,278,000	3,380,888
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,650,747
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,443,958
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d),(f)
05/01/2029	8.750%	1,090,000	1,091,720
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,719,000	2,483,302
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	345,543
Iron Mountain, Inc.(d)
09/15/2027	4.875%	3,459,000	3,299,842
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,163,945
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,419,216
NCR Corp.(d)
10/01/2028	5.000%	1,176,000	1,082,296
04/15/2029	5.125%	4,327,000	3,976,460
10/01/2030	5.250%	124,000	110,413
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,705,354
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,669,000	5,376,043
Seagate HDD Cayman(d)
12/15/2029	8.250%	809,000	856,826
07/15/2031	8.500%	898,000	957,133
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,165,505
Synaptics, Inc.(d)
06/15/2029	4.000%	2,969,000	2,609,542
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,667,558
UKG, Inc.(d)
02/01/2031	6.875%	2,893,000	2,898,258
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,070,914
Total			66,663,843
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,510,000	1,445,563
Wireless 1.3%
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,395,969
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,659,488
07/15/2031	4.750%	3,314,000	2,768,440
04/15/2032	7.750%	1,217,000	1,198,810
Total			10,022,707
Wirelines 1.7%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,297,455
03/15/2031	8.625%	2,625,000	2,651,148
Iliad Holding SAS(d)
10/15/2026	6.500%	5,133,000	5,107,302
10/15/2028	7.000%	2,192,000	2,143,806
Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(d),(f)
04/15/2031	8.500%	935,000	935,654
Total			13,135,365
Total Corporate Bonds & Notes (Cost $724,978,151)			698,908,923

Foreign Government Obligations(h) 1.1%

Canada 1.1%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,131,263
11/15/2028	8.500%	2,744,000	2,881,837
05/15/2029	4.250%	624,000	525,799
02/15/2030	9.000%	3,698,000	3,808,883
Total			8,347,782
Total Foreign Government Obligations (Cost $8,273,126)			8,347,782

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.180%	4,584,534	4,404,041
Retailers 0.2%
PetSmart LLC(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.166%	1,562,437	1,538,220
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.2%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	4,036,098	4,019,267
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	5,251,993	5,274,734
Total			9,294,001
Total Senior Loans (Cost $15,408,152)			15,236,262

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(k),(l)	21,103,850	21,097,519
Total Money Market Funds (Cost $21,095,373)		21,097,519
Total Investments in Securities (Cost: $778,319,851)		749,122,017
Other Assets & Liabilities, Net		5,560,256
Net Assets		754,682,273
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2024, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $644,185,753, which represents 85.36% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.

Columbia Income Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Variable rate security. The interest rate shown was the current rate as of April 30, 2024.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	19,521,756	168,144,840	(166,568,027)	(1,050)	21,097,519	2,842	779,840	21,103,850
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Opportunities Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT164_07_P01_(06/24)